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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Global Small Cap Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):                          /x/


3.  Investment Company Act File Number:
    811-01415

    Securities Act File Number:
    2-25364

4(a).    Last day of fiscal year for which this Form is filed:

         July 31, 2001


4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c)./ / Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                            $122,905,029



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    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:    $119,679,298


    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                                         $0


    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                  $119,679,298


    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                            $3,225,731


    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                    $0


    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                     0.00025


    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due):                                   $806.43

6.  Prepaid Shares

    If the response to item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    October 11, 1997, then report the amount of
    securities (number of shares or other units)
    deducted here:                                            N/A

    If there is a number of shares or other units
    that were registered pursuant to rule 24e-2
    remaining unsold at the end of the fiscal year
    for which this form is filed that are
    available for use by the issuer in future
    fiscal years, then state that number here:                N/A


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7.  Interest due - if this Form is being filed
    more than 90 days after the end of the
    issuer's fiscal year (see Instruction D):

                                                              N/A


8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii) plus
    line 7]:                                              $806.43


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 29, 2001

    Method of Delivery:

               /X/      Wire Transfer
              / /       Mail or other means

































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                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Domenick Pugliese
                             _______________________________
                                 Domenick Pugliese

                                 Assistant Secretary


Date:  October 23, 2001
    ______________________



*Please print the name and title of the signing officer below the signature.
































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